Finance income and costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Finance Income and Finance Costs Line Items]
Finance income and costs	€ 726	€ 2,117	€ 6,509
Interest Bootstrap Loan Agreement
Disclosure of Finance Income and Finance Costs Line Items]
Finance income and costs	(1,806)	(1,630)	(712)
Foreign exchange differences
Disclosure of Finance Income and Finance Costs Line Items]
Finance income and costs	488	3,386	7,636
Interest on Government treasury bonds
Disclosure of Finance Income and Finance Costs Line Items]
Finance income and costs	509	0	0
Other finance income/finance costs - net
Disclosure of Finance Income and Finance Costs Line Items]
Finance income and costs	€ 1,535	€ 361	€ (415)